Investments (Details 2) - USD ($) $ / shares in Units, $ in Millions	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Fair value	$ 421	$ 557
Common Shares [Member] | Braskem S A [Member]
IfrsStatementLineItems [Line Items]
Investments in associates number of shares	212,427	212,427
Quoted stock exchange	$ 1.47	$ 1.95
Fair value	$ 312	$ 415
Class A Preference Shares [Member] | Braskem S A [Member]
IfrsStatementLineItems [Line Items]
Investments in associates number of shares	75,762	75,762
Quoted stock exchange	$ 1.43	$ 1.87
Fair value	$ 109	$ 142